Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

As at December 31, 2024 and 2023, this account consists of receivables from:

	2024	2023
	(in million pesos)
Corporate subscribers (Note 27)	20,936	15,934
Retail subscribers (Note 27)	17,516	19,894
Foreign administrations (Note 27)	1,254	1,250
Domestic carriers (Note 27)	256	188
Dealers, agents and others (Note 27)	8,846	6,035
	48,808	43,301
Less: Allowance for expected credit losses	17,196	17,215
	31,612	26,086

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Financial assets at fair value through profit or loss	1,101	578
Derivative financial assets – net of current portion	385	96
Current portion of derivative financial assets	30	—
Short-term investments	—	269
Total	1,516	943

Summary of Changes in the Allowance for Expected Credit Losses

The following table explains the changes in the allowance for expected credit losses as at December 31, 2024 and 2023:

	Retail Subscribers		Corporate Subscribers		Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3
	Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Total
	(in million pesos)
December 31, 2024
Balances at beginning of the year	1,448	8,250	2,126	3,820	8	116	—	1	608	838	4,190	13,025	17,215
Provisions	(484)	3,537	322	472	6	—	—	—	13	9	(143)	4,018	3,875
Translation adjustments	—	—	21	2	—	—	—	—	—	—	21	2	23
Write-offs	—	(2,975)	—	(916)	—	(1)	—	—	—	—	—	(3,892)	(3,892)
Reclassifications and reversals	(388)	436	(69)	135	—	(52)	—	(1)	(15)	(113)	(472)	405	(67)
Others	—	42	—	—	—	—	—	—	—	—	-	42	42
Balances at end of the year	576	9,290	2,400	3,513	14	63	—	—	606	734	3,596	13,600	17,196

December 31, 2023
Balances at beginning of the year	1,866	5,023	1,717	3,382	1	133	—	1	652	886	4,236	9,425	13,661
Provisions from continuing operations	(394)	3,716	335	451	—	(4)	—	—	10	5	(49)	4,168	4,119
Provisions from discontinued operations	—	—	4	—	—	—	—	—	—	—	4	—	4
Translation adjustments	—	—	(3)	(1)	—	—	—	—	—	—	(3)	(1)	(4)
Write-offs	—	(506)	—	—	—	—	—	—	—	—	—	(506)	(506)
Reclassifications and reversals	(24)	17	73	(12)	7	(13)	—	—	(54)	(53)	2	(61)	(59)
Balances at end of the year	1,448	8,250	2,126	3,820	8	116	—	1	608	838	4,190	13,025	17,215